Derivative financial instruments (Details 2) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Total	$ 430,156	$ 745,177
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	85,667	350,000
From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	271,646	48,333
From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	72,843	346,844
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	344,489	346,844
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Interest rate and foreign exchange risk | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	271,646	0
Interest rate and foreign exchange risk | From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	72,843	346,844
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total	85,667	398,333
Interest rate swaps | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	85,667	350,000
Interest rate swaps | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	48,333
Interest rate swaps | From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 0	$ 0